Stock-Based Compensation (Performance Stock Unit Activity) (Narrative) (Details) (USD $)	12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010
Vesting period (years)	four
Performance stock units
Share based compensation arrangement by share based payment award number of stock units that would be issued on vesting of shares (shares)	1
Unrecognized compensation cost related to unvested stock options granted	$ 18,900,000
Unrecognized compensation cost, period of recognition, in years (years)	1.5
Fair market value on grant date	9,800,000
Employee stock purchase plan
Percentage of capital stock (percentage)	5.00%
Investment authorized	5,000
Shares available for purchase by employees (shares)	3,600,000
Percent of fair market value, common stock purchased by employees (percentage)	85.00%
Cash received from employees who acquired shares under ESPP	$ 7,200,000	$ 7,400,000	$ 7,100,000
Before Fiscal Two Thousand Ten | Performance stock units
Vesting period (years)	five
During And Subsequent To Fiscal Two Thousand Ten | Performance stock units
Vesting period (years)	3
Minimum | Performance stock units
Vesting percentage (percentage)	0.00%
Minimum | Before Fiscal Two Thousand Ten | Performance stock units
Vesting percentage (percentage)	0.00%
Minimum | During And Subsequent To Fiscal Two Thousand Ten | Performance stock units
Vesting percentage (percentage)	0.00%
Maximum | Performance stock units
Vesting percentage (percentage)	150.00%
Maximum | Before Fiscal Two Thousand Ten | Performance stock units
Vesting percentage (percentage)	150.00%
Maximum | During And Subsequent To Fiscal Two Thousand Ten | Performance stock units
Vesting percentage (percentage)	150.00%